Long-term Investments, Net - Summary of Long-term Investments (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)
Schedule Of Equity Method Investments [Line Items]
Equity method investments	¥ 36,000	$ 4,943	¥ 36,000
Huangshan Xingyue Research Travel Education Co., Ltd. ("Huangshan")
Schedule Of Equity Method Investments [Line Items]
Equity method investments	0	0	0
Nanjing Chengwei Venture Capital Partnership (Limited Partnership) ("Chengwei")
Schedule Of Equity Method Investments [Line Items]
Equity method investments	¥ 36,000	$ 4,943	¥ 36,000